As filed with the Securities and Exchange Commission on March 11, 2016

1933 Act Registration No. 33-72424

1940 Act Registration No. 811-8194

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	x
Pre-Effective Amendment No.
Post-Effective Amendment No. 170	x

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	x
Amendment No. 171	x

(Check appropriate box or boxes.)

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

JoEllen L. Legg, Esq., Secretary

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent of Service)

Copy to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
x	on March 28, 2016, pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (1)
on, (date), pursuant to paragraph (a) (1)
75 days after filing pursuant to paragraph (a) (2)
on (date), pursuant to paragraph (a) (2)

If appropriate, check the following box:

x	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 162 to its Registration Statement until March 28, 2016.  Post-Effective Amendment No. 162 to the Registrant’s Registration Statement relates to the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund.  Parts A, B and C of the Registrant’s Post-Effective Amendment No. 162 under the Securities Act of 1933 and Amendment No. 163 under the Investment Company Act of 1940, filed on December 29, 2015, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 170 of this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Denver and State of Colorado, on March 11, 2016.

FINANCIAL INVESTORS TRUST

(Registrant)

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Edmund J. Burke	President, Trustee and Chairman	March 11, 2016
Edmund J. Burke

/s/ John R. Moran, Jr.	Trustee	March 11, 2016
John R. Moran, Jr.*

/s/ Jeremy W. Deems	Trustee	March 11, 2016
Jeremy W. Deems*

/s/ Mary K. Anstine	Trustee	March 11, 2016
Mary K. Anstine*

/s/ Jerry G. Rutledge	Trustee	March 11, 2016
Jerry G. Rutledge*

/s/ Michael “Ross” Shell	Trustee	March 11, 2016
Michael “Ross” Shell*

/s/ Kimberly R. Storms	Treasurer	March 11, 2016
Kimberly R. Storms

*

Signature affixed by JoEllen L. Legg pursuant to a power of attorney dated August 7, 2015, filed as Exhibit (q)(2) of Post-Effective Amendment No. 155 to Registrant’s Registration Statement filed on August 28, 2015, SEC Accession No. 0001398344-15-005820.

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